MGI FUNDS™

SUPPLEMENT TO
THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES
DATED JULY 31, 2010, AS SUPPLEMENTED ON AUGUST 13, 2010

The date of this Supplement is October 1, 2010.

The following changes are made in the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of MGI Funds:

1.           Effective October 5, 2010, the information relating to Invesco Advisers, Inc., located on page 28 and page 62 (and continuing on page 63) of the Class S Shares Prospectus and on page 28 (and continuing on page 29) and page 63 (and continuing on page 64) of the Class Y Shares Prospectus, is deleted in its entirety.

2.           The following information relating to the MGI Non-US Core Equity Fund is added under the caption “Fund Management—Subadvisors and Portfolio Managers,” on pages 27-28 of the Class S Shares Prospectus and pages 28-29 of the Class Y Shares Prospectus:

Echo Point Investment Management, LLC (“Echo Point”)
•
Hans van den Berg, Managing Director, joined Echo Point in 2010.  Mr. van den Berg began managing an allocated portion of the Fund’s portfolio in 2009 as the head of the international growth equity team of Morgan Stanley Investment Management Inc. (“MSIM”), and most recently as a senior portfolio manager of the international growth equity team of Invesco Advisers, Inc. (“Invesco”), which preceded Echo Point as a subadvisor to the Fund.

•
David Sugimoto, CFA, Executive Director, joined Echo Point in 2010.  Mr. Sugimoto began managing an allocated portion of the Fund’s portfolio in 2009 as a member of the international growth equity team of MSIM, and most recently as a portfolio manager of the international growth equity team of Invesco, which preceded Echo Point as a subadvisor to the Fund.

•
Brian Arcese, CFA, Executive Director, joined Echo Point in 2010.  Mr. Arcese began managing an allocated portion of the Fund’s portfolio in 2009 as a member of the international growth equity team of MSIM, and most recently as a portfolio manager of the international growth equity team of Invesco, which preceded Echo Point as a subadvisor to the Fund.

•
Ben Falcone, CFA, Portfolio Manager, joined Echo Point in 2010.  Mr. Falcone began managing an allocated portion of the Fund’s portfolio in 2009 as a member of the international growth equity team of MSIM, and most recently as a portfolio manager of the international growth equity team of Invesco, which preceded Echo Point as a subadvisor to the Fund.

3.           The following information relating to the MGI Non-US Core Equity Fund is added immediately following the Securities Selection paragraphs for Massachusetts Financial Services Company on page 62 of the Class S Shares Prospectus and page 63 of the Class Y Shares Prospectus:

Echo Point Investment Management, LLC (“Echo Point”), located at One Tower Bridge, 100 Front Street, Suite 1230, West Conshohocken, PA  19428, serves as a subadvisor to the Fund.  Echo Point is a subsidiary of Old Mutual Asset Management (“OMAM”).  OMAM is a subsidiary of Old Mutual plc, a global financial services organization.

Messrs. Hans van den Berg, David Sugimoto, CFA, Brian Arcese, CFA, and Ben Falcone, CFA, are primarily responsible for the day-to-day management of Echo Point’s allocated portion of the Fund’s portfolio.  Messrs. van den Berg, Sugimoto, Arcese, and Falcone joined Echo Point in 2010 after spending an interim period with Invesco Advisers, Inc. (“Invesco”) in connection with the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd.  Prior to joining Echo Point and the interim period at Invesco, Mr. van den Berg served as a Managing Director and head of the international growth equity team of Morgan Stanley Investment Management Inc. (“MSIM”) since 2005.  Prior to joining Echo Point and the interim period at Invesco, Mr. Sugimoto served as an Executive Director and a portfolio manager for the international growth equity team of MSIM since 2005.  Prior to joining Echo Point and the interim period at Invesco, Mr. Arcese served an Executive Director and a portfolio manager for the international growth equity team of MSIM since 2006.  Prior to 2006, he was a Vice President and Fund Analyst at BlackRock.  Prior to joining Echo Point and the interim period at Invesco, Mr. Falcone served a member of the international growth equity team of MSIM since 2008.  Prior to 2008, he was a global equity analyst at BlackRock and Merrill Lynch Investment Managers.  The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Fund, if any.

Securities Selection

Echo Point’s International Growth Equity strategy uses a bottom-up securities selection process to identify high quality companies with strong growth characteristics trading at reasonable valuations.

The process seeks to identify securities of issuers that share the following characteristics: (1) industry leaders in their country, their region, or the world, (2) strong balance sheets, (3) market capitalizations typically greater than US $1 billion, (4) attractive price-to-earnings ratios compared with earnings growth potential, and (5) attractive earnings momentum as measured by earnings estimates revisions. Additionally, the process focuses on identifying well-managed companies. Well-managed companies are defined by their clear business strategies for future growth and a sustainable competitive advantage.

In constructing its allocated portion of the Fund’s portfolio, Echo Point intends to diversify the portfolio among the securities of foreign companies located throughout the world.  The portfolio construction process maintains constraints by region and sector relative to the MSCI EAFE® Index.  Within the region and sector constraints, country and industry weights are a residual of the bottom-up stock selection process.

2

MGI FUNDS™

SUPPLEMENT TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2010, AS SUPPLEMENTED ON AUGUST 13, 2010

The date of this Supplement is October 1, 2010.

The following changes are made in the Statement of Additional Information of MGI Funds:

1.           Effective October 5, 2010, the information relating to Invesco Advisers, Inc. (“Invesco”), located on page 43, page B-183 (and continuing through page B-190) of Appendix B, and page C-18 (and continuing on page C-19) of Appendix C, is deleted in its entirety.

2.           In the section entitled “Subadvisors and Portfolio Managers,” the following information is added immediately following the description of Massachusetts Financial Services Company on page 43:

Echo Point Investment Management, LLC (“Echo Point”), One Tower Bridge, 100 Front Street, Suite 1230, West Conshohocken, PA  19428, serves as a subadvisor to the MGI Non-US Core Equity Fund.  Echo Point is a subsidiary of Old Mutual Asset Management (“OMAM”).  OMAM is a subsidiary of Old Mutual plc, a global financial services organization.

3.           In Appendix B, entitled “Proxy Voting Policies,” the following is added immediately following the proxy voting policies and procedures of Massachusetts Financial Services Company, on page B-183:

ECHO POINT INVESTMENT MANAGEMENT, LLC
PROXY VOTING POLICIES

Introduction

Echo Point recognizes that proxies for companies whose securities are held in client portfolios have an economic value, and it seeks to maximize that economic value by ensuring that votes are cast in a manner that it believes to be in the best interest of the affected clients.  Proxies are considered client assets and are to be managed with the same care, skill and diligence as all other client assets.

Echo Point Proxy Voting Policies

Echo Point has established a Proxy Oversight Committee (the “Committee”), consisting of the Chief Executive Officer and the Chief Compliance Officer. The Committee is primarily responsible for:

♦ Approving Echo Point’s Proxy Voting Policy (the “Policy”) and related Procedures;
♦ Reviewing reports of proxy votes cast;
♦ Reviewing proxies that are voted in a manner inconsistent with the recommendations of a designated, independent third-party proxy research provider;
♦ Seeking to identify and properly address material conflicts of interest that may arise;

Echo Point has authorized the appointment of RiskMetrics Group, to provide research on proxy matters and voting recommendations, and to cast votes on behalf of Echo Point.  RiskMetrics executes and maintains appropriate records related to the proxy voting process, and Echo Point has access to those records.  Echo Point maintains records of differences, if any, between this Policy and the actual votes cast.

Echo Point reviews voting recommendations made to it by RiskMetrics and has determined that RiskMetrics voting guidelines provides guidance in the best interest of our clients.  This Policy and RiskMetrics proxy voting guidelines will be reviewed at least annually.  This review will include, but will not necessarily be limited to, any proxy voting issues that may have arisen or any material conflicts of interest that were identified and the steps that were taken to resolve those conflicts.

Conflict of Interest Identification and Resolution

Echo Point seeks to minimize the potential for conflict by utilizing the services of RiskMetrics to provide voting recommendations that are consistent with relevant regulatory requirements. Occasions may arise during the analysis and voting process in which the best financial interests of clients might conflict with the interests of RiskMetrics. RiskMetrics has developed a “chinese wall” as security between its proxy recommendation service and the other services it and its affiliated companies provide to clients who may also be a portfolio company for which proxies are solicited.

While it is generally expected that most proxies will be voted consistent with RiskMetrics recommendation, there may be instances where Echo Point believes that under the circumstances, an issue should be voted in a manner which differs from the RiskMetrics recommended vote.  In reviewing the recommendations to determine how to vote the proxy in the best interest of clients, Echo Point may consider information from various sources, such as other investment professionals, management of the company conducting the proxy, shareholder groups, and other relevant sources. Instances in which proxies are voted against RiskMetrics recommendations are considered “Overrides” and all such overrides must be described on the attached Proxy Voting Override Form and approved by a member of the Committee.  In approving any Override, the Committee member will use his/her best judgment to ensure that the vote is cast in the best economic interest of the affected client(s).

In an effort to ensure that material conflicts of interest or potential conflicts of interest have been identified in Override situations, Echo Point also has developed a Proxy Vote Watch List (the “Watch List”).  The Watch List summarizes public companies with whom Echo Point may have a material conflict of interest with a client in voting a proxy.  These may include the following situations:

•	Public companies with whom Echo Point has a current or prospective material business relationship;
•	Public companies for whom Echo Point directly or indirectly provides investment advisory services (e.g. a separate account client, a wrap sponsor);
•	Public companies where a Echo Point employee, or spouse of a Echo Point employee, is a senior officer, director or has a material business relationship; and
•	Other situations that may arise from time-to-time and will be evaluated based on specific facts and circumstances and added to the Watch List if deemed appropriate.

All Overrides approved that related to companies for which a potential conflict of interest has been identified are reviewed by the Committee for their evaluation and input as to how the conflict of interest should be resolved.  If a Committee Member is the source of the conflict, that member will not participate in the decision on how to resolve the conflict or determine how to vote the proxy.

In resolving a conflict, Echo Point may decide to take one of the following courses of action:  (1) determine that the conflict or potential conflict is not material, (2) request that disclosure be made to clients for whom proxies will be voted to disclose the conflict of interest and the recommended proxy vote and to obtain consent from such clients, (3) engage an independent third-party or fiduciary to determine how the proxies should be voted, (4) abstain from voting or (5) take another course of action that, in the opinion of the Committee, adequately addresses the potential for conflict.   Employees are required to report to the Committee any attempted or actual improper influence regarding proxy voting.

Echo Point’s Form ADV will include a description of this Policy and, upon request, Echo Point Inc. will provide clients a copy of the complete Policy.  Echo Point will also provide to clients, upon request, information on how their securities were voted.

Echo Point Proxy Voting Operational Procedures

Reconciliation Process

Echo Point and the custodian each provide holdings to RiskMetrics on a daily basis.  Proxy materials are sent to RiskMetrics, which verifies that materials for future shareholder meetings are received for each record date position.  RiskMetrics researches and resolves situations where expected proxy materials have not been received.  RiskMetrics also notifies Echo Point of any proxy materials received that were not expected.

Voting Identified Proxies

A proxy is identified when it is reported through the RiskMetrics automated system or when a custodian bank notifies RiskMetrics of its existence.   As a general rule, Echo Point votes all  proxies to which Echo Point is entitled to vote that are identified within the solicitation period.  Echo Point may apply a cost-benefit analysis to determine whether to vote a proxy.  For example, if Echo Point is required to re-register shares of a company in order to vote a proxy and that re-registration process imposes trading and transfer restrictions on the shares, commonly referred to as “blocking,” Echo Point generally abstains from voting that proxy.

Although not necessarily an exhaustive list, other instances in which Echo Point may be unable or may determine not to vote a proxy are as follows: (1) situations where the underlying securities have been lent out pursuant to a client’s securities lending program; (2) instances when proxy materials are not delivered in a manner that does not provide Echo Point sufficient time to analyze the proxy and make an informed decision by the voting deadline.

Proxy Oversight Procedures

1.	A Proxy Voting Record Report is reviewed by the Committee on a periodic basis. The Proxy Voting Record Report includes all proxies that were voted during a period of time.

2.
A Proxy Override Summary Report is also prepared that documents all votes that were overridden during the period.  The Proxy Override Summary Report describes any potential conflicts of interest that have been identified and their resolution.  These reports are periodically reviewed by the Committee.

Maintenance of Proxy Voting Records

The following records are maintained for a period of six years, with records being maintained for the first two years on site:

o	These policy and procedures, and any amendments thereto;
o	Each proxy statement (the majority of which are maintained on a third-party automated system);
o	Record of each vote cast ;
o	Documentation, if any, created by Echo Point that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for a decision;
o	Various reports related to the above procedures; and
o	Each written client request for information and a copy of any written response by Echo Point to a client’s written or oral request for information.

Dated:	August 2010

ECHO POINT
PROXY VOTING OVERRIDE FORM

To:	Echo Point Operations
From:
Date:

Attached please find Proxy Materials for the following company:

Company Name:
Meeting Date:

This form should be used in the following circumstances:

1.
If the proxy materials relate to a company on Echo Point’s Proxy Vote Watch List (the “Watch List”).  The Watch List, which is maintained by the Chief Compliance Officer, summarizes public companies with whom Echo Point may have a material conflict of interest with a client in voting a proxy.

2.
In instances where a member of the investment team believes that under the circumstances, an issue should be voted in a manner which differs from the recommended vote of the independent third party.  In reviewing the recommendations to determine how to vote the proxy in the best interest of clients, the Portfolio Manager/Research Analyst may consider information from various sources, such as another investment professional, management of the company conducting the proxy, shareholder groups, and other relevant sources.

Check One:

A review of the RiskMetrics recommended vote is necessary because the company is on Echo Point’s Watch List.

OR

I recommend a deviation from the RiskMetrics recommended vote based on the following investment reasons (complete box below):

I certify that the basis for my recommendation is the best interest of our client(s).  I am aware of the various potential for conflicts of interest in the proxy voting process and the methods for resolving conflicts of interest and I have no material conflict of interest related to this issuer or this proxy.  I have briefly noted in the following box the rationale

Portfolio Manager/Analyst Signature:
Print Name:
Date:
Committee Member Reviewer:
Committee Member Signature:

4.           In Appendix C, entitled “Additional Information About the Funds’ Portfolio Managers,” the following information is added immediately following the tables containing Other Accounts information for Massachusetts Financial Services Company, on page C-18:

Echo Point Investment Management, LLC (“Echo Point”)

The portfolio managers who are primarily responsible for the day-to-day management of Echo Point’s allocated portion of the Fund’s portfolio are Hans van den Berg, David Sugimoto, CFA, Ben Falcone, CFA, and Brian Arcese, CFA.

Echo Point’s compensation structure for investment professionals consists of an industry-competitive base salary (based on independent industry information) and an annual discretionary bonus.  Generally, bonus amounts are determined using the following factors:  the overall success of the firm in terms of profitability; the overall success of the department or team; and an individual’s contribution to the team, based on goals established during the performance period and commitment to the firm’s values.

In addition, each of the portfolio managers of the international growth equity strategy is expected to own equity interests in Echo Point.  As employees with a sizable minority interest in Echo Point, the portfolio managers will share in the financial success of Echo Point which is based on their being stewards of Echo Point’s long-term investment performance.

In addition to the Fund, Messrs. van den Berg, Sugimoto, Falcone and Arcese each manage:

	Total Accounts		Accounts with Performance Fees
Other Accounts*	Number	Assets (in millions)	Number	Assets (in millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$708	0	$0
Other Accounts	7	$534	2	$295
*As of October 1, 2010